Investments in Associates and Joint Ventures - Changes in Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	₩ 4,738,793	₩ 5,020,264
Acquisition	213,279	298,176
Dividends	(376,109)	(511,189)
Share of profits (losses)	349,910	(256,458)	₩ 269,678
Other increase (decrease)	54,280	188,000
Book value, ending balance	4,980,153	4,738,793	5,020,264
Domestic [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	764,354	792,855
Acquisition	43,106	38,217
Dividends	(8,238)	(18,282)
Share of profits (losses)	(32,147)	(22,382)
Other increase (decrease)	(1,144)	(26,054)
Book value, ending balance	765,931	764,354	792,855
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	392,269	323,521
Acquisition	17,509	25,680
Dividends	(2,795)	(10,993)
Share of profits (losses)	7,595	54,140
Other increase (decrease)	7,121	(79)
Book value, ending balance	421,699	392,269	323,521
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	38,046	100,692
Dividends	0
Share of profits (losses)	(35,826)	(61,898)
Other increase (decrease)	144	(748)
Book value, ending balance	2,364	38,046	100,692
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	14,054	15,040
Share of profits (losses)	2,016	1,807
Other increase (decrease)	615	(2,793)
Book value, ending balance	16,685	14,054	15,040
Domestic [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	14,834	23,998
Share of profits (losses)	2,360	(9,164)
Book value, ending balance	17,194	14,834	23,998
Domestic [member] | CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	12,401	13,967
Share of profits (losses)	(306)	(384)
Other increase (decrease)	1	(1,182)
Book value, ending balance	12,096	12,401	13,967
Domestic [member] | PCC Amberstone Private Equity Fund 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	6,181	8,904
Acquisition	0	175
Dividends	(227)	(490)
Share of profits (losses)	(469)	(484)
Other increase (decrease)	(2,694)	(1,924)
Book value, ending balance	2,791	6,181	8,904
Domestic [member] | POSCO MC MATERIALS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	153,839	155,748
Dividends	(3,000)	(1,800)
Share of profits (losses)	(5,072)	403
Other increase (decrease)	271	(512)
Book value, ending balance	146,038	153,839	155,748
Domestic [member] | Other associates and joint ventures One [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	132,730	150,985
Acquisition	25,597	12,362
Dividends	(2,216)	(4,999)
Share of profits (losses)	(2,445)	(6,802)
Other increase (decrease)	(6,602)	(18,816)
Book value, ending balance	147,064	132,730	150,985
Foreign [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	3,974,439	4,227,409
Acquisition	170,173	259,959
Dividends	(367,871)	(492,907)
Share of profits (losses)	382,057	(234,076)
Other increase (decrease)	55,424	214,054
Book value, ending balance	4,214,222	3,974,439	4,227,409
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	1,397,824	1,400,009
Dividends	(213,794)	(284,541)
Share of profits (losses)	161,274	203,130
Other increase (decrease)	96,072	79,226
Book value, ending balance	1,441,376	1,397,824	1,400,009
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	477,898	419,192
Dividends	(44,955)	(29,225)
Share of profits (losses)	43,229	29,336
Other increase (decrease)	(9,680)	58,595
Book value, ending balance	466,492	477,898	419,192
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	119,820	99,768
Dividends	(22,955)	(5,761)
Share of profits (losses)	17,761	37,914
Other increase (decrease)	12,317	(12,101)
Book value, ending balance	126,943	119,820	99,768
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	126,906	111,001
Dividends	(11,440)	(10,772)
Share of profits (losses)	15,399	14,207
Other increase (decrease)	1,751	12,470
Book value, ending balance	132,616	126,906	111,001
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		16,572
Share of profits (losses)		(17,299)
Other increase (decrease)		727
Book value, ending balance			16,572
Foreign [member] | PT NICOLE METAL INDUSTRY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	578,604	284,351
Acquisition	62,574	247,824
Share of profits (losses)	19,497	(315)
Other increase (decrease)	(11,213)	46,744
Book value, ending balance	649,462	578,604	284,351
Foreign [member] | HBIS-POSCO Automotive Steel Co.,Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	179,841	208,765
Share of profits (losses)	(47,669)	(49,480)
Other increase (decrease)	2,232	20,556
Book value, ending balance	134,404	179,841	208,765
Foreign [member] | M RES NSW HCC II Pty Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition	104,511
Share of profits (losses)	(2,210)
Other increase (decrease)	(417)
Book value, ending balance	101,884
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	279,349	287,282
Dividends	(37,273)	(64,208)
Share of profits (losses)	57,362	45,923
Other increase (decrease)	(36,063)	10,352
Book value, ending balance	263,375	279,349	287,282
Foreign [member] | AES Mong Duong Power Company Limited [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		230,699
Dividends		(34,821)
Share of profits (losses)		(82,075)
Other increase (decrease)		(113,803)
Book value, ending balance			230,699
Foreign [member] | 9404-5515 Quebec Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	426,276	346,724
Dividends	(21,180)	(17,764)
Share of profits (losses)	12,359	35,241
Other increase (decrease)	(5,853)	62,075
Book value, ending balance	411,602	426,276	346,724
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	68,478	60,225
Share of profits (losses)	95,188	(5,127)
Other increase (decrease)	(1,060)	13,380
Book value, ending balance	162,606	68,478	60,225
Foreign [member] | NCR LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		253,121
Acquisition		4,275
Share of profits (losses)		(266,425)
Other increase (decrease)		9,029
Book value, ending balance			253,121
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	25,622	58,759
Dividends	(5,040)	(17,829)
Share of profits (losses)	5,192	17,714
Other increase (decrease)	(6,250)	(33,022)
Book value, ending balance	19,524	25,622	58,759
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		87,967
Share of profits (losses)		(94,353)
Other increase (decrease)		6,386
Book value, ending balance			87,967
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		105,300
Share of profits (losses)		(117,143)
Other increase (decrease)		11,843
Book value, ending balance			105,300
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	17,680	15,632
Dividends	(1,708)	(1,764)
Share of profits (losses)	739	1,238
Other increase (decrease)	(228)	2,574
Book value, ending balance	16,483	17,680	15,632
Foreign [member] | POS-SeAH Steel Wire(Nantong) Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	10,713	8,642
Share of profits (losses)	983	573
Other increase (decrease)	298	1,498
Book value, ending balance	11,994	10,713	8,642
Foreign [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	265,428	233,400
Acquisition	3,088	7,860
Dividends	(9,526)	(26,222)
Share of profits (losses)	2,953	12,865
Other increase (decrease)	13,518	37,525
Book value, ending balance	₩ 275,461	₩ 265,428	₩ 233,400